November 20, 2023

BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND

Supplement to Current Summary Prospectus and Prospectus

Class Z shares of the fund are not currently being offered.

0021STK1123

November 20, 2023

BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND

Supplement to Current Statement of Additional Information

Class Z shares of the fund are not currently being offered.

0021-SAISTK-1123